Finance Costs-Net - Summary of Finance Costs-Net (Parenthetical) (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [line items]
Other finance expense	€ (2)	€ (2)	€ (8)	€ (11)
Capitalisation rate			6.00%	6.00%
Constellium N.V. Senior Notes [member]
Analysis of income and expense [line items]
Interest expense on debt instrument			€ 58	€ 56
Pan US ABL Facility [member]
Analysis of income and expense [line items]
Interest expense on debt instrument			€ 4	2
Constellium UACJ loan modification [member]
Analysis of income and expense [line items]
Other finance expense				€ (6)